Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

We record our consolidated financial assets and liabilities at fair value. The accounting standard for fair value provides a framework for measuring fair value, and defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting standard establishes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1-Quoted prices in active markets for identical assets or liabilities. We consider a market to be active when transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The valuation of Level 3 assets or liabilities requires the use of significant management judgments or estimation.

Our fair value hierarchies for our financial assets and liabilities which require fair value measurement on a recurring basis are as follows:

	Total	Quoted Prices in Active Markets for Identical Items Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3

March 31, 2014
Liabilities:
Warrant liability	$88,050,250	$-	$-	$88,050,250
Convertible debt	-	-	-	-
Total liabilities measured at estimated fair value	$88,050,250	$-	$-	$88,050,250

December 31, 2013
Liabilities:
Warrant liability	$377,747	$-	$-	$377,747
Convertible debt	5,062,417	-	-	5,062,417
Total liabilities measured at estimated fair value	$5,440,164	$-	$-	$5,440,164

 The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities, which were measured at fair value on a recurring basis.

	Warrant liability	Convertible debt
Beginning balance December 31, 2013	$377,747	$5,062,417
Transfer to equity upon settlement	(377,747)	(5,062,417)
Fair value of warrants on date of issuance	10,613,550	-
Change in fair value of warrants during the period	77,436,700	-
Ending balance March 31, 2014	$88,050,250	$-

The fair value of each warrant was determined using a lattice pricing model using the following assumptions:

Three months ended March 31,
2014

Dividend yield	-
Risk-free interest rate	0.81-0.90%
Current share price	$0.60 - $3.19
Expected term (in years)	2.80-3.00
Volatility	79.0%
Periodic rate	0.24-0.25%
Periods in the model	10

During the three months ended March 31, 2014 the Level 3 warrant liability and convertible debt outstanding as of December 31, 2013 were settled in transactions related to the Merger. See Note 3, The Merger, Offering and Other Related Transactions.

3. Fair Value Measurements

The Company records its consolidated financial assets and liabilities at fair value. The accounting standard for fair value provides a framework for measuring fair value, and defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting standard establishes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1-Quoted prices in active markets for identical assets or liabilities. The Company considers a market to be active when transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•	Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The valuation of Level 3 investments requires the use of significant management judgments or estimation.

The Company's fair value hierarchies for its financial assets and liabilities which require fair value measurement on a recurring basis are as follows:

	Total	Quoted Prices in Active Markets for Identical Items Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3

December 31, 2013
Liabilities:
Warrant liability	$377,747	$-	$-	$377,747
Convertible debt	5,062,417	-	-	5,062,417
Total liabilities measured at estimated fair value	$5,440,164	$-	$-	$5,440,164

December 31, 2012
Liabilities:
Warrant liability	$563,822	$-	$-	$563,822
Convertible debt	3,528,313	-	-	3,528,313
Total liabilities measured at estimated fair value	$4,092,135	$-	$-	$4,092,135

The valuation of the convertible debt and the warrant liability are more fully discussed in Note 9, Convertible Debt, and Note 13, Capital Stock.

During the years ended December 31, 2013 and 2012, there were no transfers to or from Level 3. The Company had no assets measured on a recurring basis at fair value at December 31, 2013 and 2012.

The changes in the value of the Level 3 liabilities are summarized below:

	Convertible Notes Payable	Warrant Liability

Balance at January 1, 2012	$-	$168,338
Issuance of warrants at fair value	-	412,610
Issuance of 2012 Series B convertible bridge notes at fair value	3,354,021	-
Mark to market, included in other expense, net	-	(17,126)
Mark to market, included in interest expense	174,292	-
Balance at December 31, 2012	3,528,313	563,822
Issuance of 2012 Series B convertible bridge notes at fair value	2,162,564	-
Issuance of 2013 Series B convertible bridge notes at fair value	5,062,417	-
Issuance of right to receive common stock warrants at fair value included in other expense, net	-	95,760
Mark to market, included in other expense, net	-	(281,835)
Mark to market, included in interest expense	799,194	-
Converted to Series B convertible preferred stock	(6,490,071)	-
Balance at December 31, 2013	$5,062,417	$377,747